Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2020	December 31, 2019

Salary payables	$563,334	$606,056
Employee reimbursement and benefit payables	38,167	24,284
Professional fees payable	78,482	—
Other miscellaneous payables	7,719	14,250
Total other payables and accrued liabilities	$687,702	$644,590